Supplemental information to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows
Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2016	2015	2014
Transfers from loans to other assets for other real estate owned (“OREO”)	$4	$7	$4
Change in assets of consolidated VIEs	170	7,881	1,990
Change in liabilities of consolidated VIEs	69	7,423	2,462
Change in nonredeemable noncontrolling interests of consolidated investment management funds	120	295	250
Securities purchased not settled	75	—	55
Securities sales not settled	—	11	750
Available-for-sale securities transferred to held-to-maturity	—	11,602	—
Held-to-maturity securities transferred to available-for-sale	10	—	—
Premises and equipment/capitalized software funded by capital lease obligations	13	49	31